UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher M. Todd

Title:  Chief Financial Officer

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

Christopher M. Todd                 Jacksonville Fl             2/14/03
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:  126,824,521

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

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            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2002

FORM 13F INFORMATION TABLE

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
                                                          VALUE      SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
------------------------------ --------------- --------- ----------- -------- --- ---- ------- ------------ -------- -------- ------
AGNICO EAGLE MINES LTDCMN      COMMON STOCK    008474108  3,715,000   250,000  SH        250,000              250,000
AIRTRAN HOLDINGS INCCMN        COMMON STOCK    00949P108    253,500    65,000  SH         65,000               65,000
AMERICAN PHARMACEUTICALS
   PTNRSCMN                    COMMON STOCK    02886P109  3,560,000   200,000  SH        200,000              200,000
AMGEN INCCMN                   COMMON STOCK    031162100  5,800,800   120,000  SH        120,000              120,000
APEX SILVER MINES LIMITED      COMMON STOCK    G04074103  1,036,000    70,000  SH         70,000               70,000
BERKSHIRE HATHAWAY INC
   CL-A(DEL) CLASS A           COMMON STOCK    084670108 18,187,646       250  SH            250                  250
BIOSITE INCCMN                 COMMON STOCK    090945106  3,402,000   100,000  SH        100,000              100,000
CATO CORPORATION (THE)CMN
   CLASS A                     COMMON STOCK    149205106  2,159,000   100,000  SH        100,000              100,000
CTI MOLECULAR IMAGING, INC.CMN COMMON STOCK    22943D105  1,972,800    80,000  SH         80,000               80,000
DENDRITE INTERNATIONALCOMMON
   STOCK                       COMMON STOCK    248239105    687,987    92,100  SH         92,100               92,100
FAIRFAX FINANCIAL HLDGS LTDCMN COMMON STOCK    303901102  3,080,400    40,000  SH         40,000               40,000
GENERAL DYNAMICS CORP.CMN      COMMON STOCK    369550108  6,349,600    80,000  SH         80,000               80,000
GOLDCORP INCCMN                COMMON STOCK    380956409  2,544,000   200,000  SH        200,000              200,000
HOLLYWOOD ENTERTAINMENT
   CORPCMN                     COMMON STOCK    436141105  1,510,000   100,000  SH        100,000              100,000
LIBERTY MEDIA CORP NEWCMN
   SERIES A                    COMMON STOCK    530718105  3,129,000   350,000  SH        350,000              350,000
LIQUIDMETAL TECHNOLOGIESCMN    COMMON STOCK    53634X100  3,803,641   370,004  SH        370,004              370,004
MILLENNIUM PHARMACEUTICALS
   INCCMN                      COMMON STOCK    599902103    794,000   100,000  SH        100,000              100,000
MOVIE GALLERY INCCMN           COMMON STOCK    624581104    910,000    70,000  SH         70,000               70,000
NAUTILUS GROUP, INC (THE)CMN   COMMON STOCK    63910B102  9,352,000   700,000  SH        700,000              700,000
NEW CENTURY FINANCIAL COR      COMMON STOCK    64352D101  7,617,000   300,000  SH        300,000              300,000
NEWMONT MNG CORP HLDNG COCMN   COMMON STOCK    651639106  5,806,000   200,000  SH        200,000              200,000
PALOMAR MEDICAL TECHNOLOGIES
   (NEW)                       COMMON STOCK    697529303      4,499     4,285  SH          4,285                4,285
PATHMARK STORES INCCMN         COMMON STOCK    70322A101    507,000   100,000  SH        100,000              100,000
PULITZER INCCMN                COMMON STOCK    745769109  6,742,500   150,000  SH        150,000              150,000
SCRIPPS CO E.W. CL-A (NEW)CMN
   CLASS A                     COMMON STOCK    811054204 13,851,000   180,000  SH        180,000              180,000
SHOPKO STORES INC              COMMON STOCK    824911101  2,614,500   210,000  SH        210,000              210,000
TRIMERIS U S                   COMMON STOCK    896263100 12,951,000   300,000  SH        300,000              300,000
UNITED SURGICAL PARTNERS INC   COMMON STOCK    913016309  3,124,200   200,000  SH        200,000              200,000
US ONCOLOGY INC                COMMON STOCK    90338W103  1,112,448   128,310  SH        128,310              128,310
WORLDCOM INC.-WORLDCOM
   GROUPWORLDCOM GROUP         COMMON STOCK    98157D106    247,000 2,000,000  SH      2,000,000            2,000,000

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